Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Details) - Pro-Forma Operating Income (Loss) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended
	Sep. 30, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Sep. 30, 2013 Pro Forma [Member]	Sep. 30, 2012 Pro Forma [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 30,632,850	$ 27,369,234	$ 42,528,391	$ 40,826,490	$ 39,710,521	$ 49,831,431	$ 45,503,534
Cost of Revenues			18,441,521	17,195,168	15,978,531	26,528,456	22,265,113
Gross Profit			24,086,870	23,631,322	23,731,990	23,302,975	23,238,421
Operating Expenses			18,669,163	17,578,887	20,710,264	31,255,745	29,482,991
Operating Income (Loss)						$ (7,952,770)	$ (6,244,570)